Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Balance - beginning of year			$ 18,884	$ 1,349
Lease payments			(24,309)	(6,667)
Additions	$ 39,800	$ 13,400	48,687	13,668
Lease liabilities assumed in Leagold Acquisition (note 5(e))			0	10,922
Interest expense			2,115	1,439
Unrealized foreign exchange gain			(280)	(1,827)
Balance - end of year			45,097	18,884
Current			18,154	8,935
Non-current			26,943	9,949
Lease liabilities			$ 45,097	$ 18,884